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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_] Amendment Number : ------------------------------

   This Amendment (Check only one.):          [_] is a restatement
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:    111,460
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------                 ------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                       VOTING AUTHORITY
                                                                                                      -------------------
                           TITLE OF               VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER              CLASS       CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------           ------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
BANK OF AMERICA
  CORPORATION                 COM      060505104     263   38,563   SH               SOLE              38,563   0     0
BLACKSTONE GROUP L P     COM UNIT LTD  09253U108     914  126,029   SH               SOLE             126,029   0     0
BOEING CO                     COM      097023105   1,147   32,247   SH               SOLE              32,247   0     0
CISCO SYS INC                 COM      17275R102   1,887  112,530   SH               SOLE             112,530   0     0
CITIGROUP INC                 COM      172967101     453  178,948   SH               SOLE             178,948   0     0
DR PEPPER SNAPPLE GROUP
  INC                         COM      26138E109     330   19,543   SH               SOLE              19,543   0     0
FEDEX CORP                    COM      31428X106     593   13,335   SH               SOLE              13,335   0     0
FORD MTR CO DEL          COM PAR $0.01 345370860     292  110,902   SH               SOLE             110,902   0     0
GENERAL ELECTRIC CO           COM      369604103     855   84,534   SH               SOLE              84,534   0     0
GOOGLE INC                   CL A      38259P508     632    1,815   SH               SOLE               1,815   0     0
HOME DEPOT INC                COM      437076102   1,333   56,584   SH               SOLE              56,584   0     0
ISHARES INC               MSCI GERMAN  464286806   2,615  174,656   SH               SOLE             174,656   0     0
ISHARES INC               MSCI JAPAN   464286848   2,909  368,248   SH               SOLE             368,248   0     0
ISHARES TR               MSCI EAFE IDX 464287465  19,674  523,394   SH               SOLE             523,394   0     0
ISHARES TR                MSCI EMERG
                              MKT      464287234     206    8,316   SH               SOLE               8,316   0     0
ISHARES TR               RUSSELL 1000  464287622     852   19,690   SH               SOLE              19,690   0     0
ISHARES TR               RUSSELL 2000  464287655     375    8,911   SH               SOLE               8,911   0     0
ISHARES TR               RUSSELL 3000  464287689   4,857  105,874   SH               SOLE             105,874   0     0
ISHARES TR                RUSSELL MCP
                              GR       464287481     544   18,080   SH               SOLE              18,080   0     0
ISHARES TR                  RUSSELL
                            MIDCAP     464287499     429    7,938   SH               SOLE               7,938   0     0
ISHARES TR                S&P500 GRW   464287309   3,034   72,482   SH               SOLE              72,482   0     0
JPMORGAN CHASE & CO           COM      46625H100     212    7,988   SH               SOLE               7,988   0     0
LOWES COS INC                 COM      548661107     384   21,053   SH               SOLE              21,053   0     0
MGM MIRAGE                    COM      552953101     148   63,334   SH               SOLE              63,334   0     0
NORDSTROM INC                 COM      655664100     856   51,133   SH               SOLE              51,133   0     0
POWERSHARES QQQ TRUST     UNIT SER 1   73935A104   9,526  314,179   SH               SOLE             314,179   0     0
SPDR TR                   UNIT SER 1   78462F103  52,275  657,377   SH               SOLE             657,377   0     0
STARBUCKS CORP                COM      855244109   1,910  171,940   SH               SOLE             171,940   0     0
STARWOOD HOTELS&RESORTS
  WRLD                        COM      85590A401     603   47,500   SH               SOLE              47,500   0     0
ZIMMER HLDGS INC              COM      98956P102   1,352   37,031   SH               SOLE              37,031   0     0
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